Inventories	12 Months Ended
Dec. 31, 2017
Disclosure of Inventories [Abstract]
Disclosure of inventories [text block]
Note 12 Inventories

The inventories balances are detailed as follows:

	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Finished products	74,897,803	76,326,444
In process products	2,861,150	1,936,190
Raw material	114,911,632	113,232,691
In transit raw material	5,236,825	4,460,822
Materials and products	5,618,614	5,692,745
Realizable net value estimate and obsolescence	(1,538,133)	(2,337,354)
Total	201,987,891	199,311,538

The Company wrote off a total of ThCh$ 2,981,075, ThCh$ 2,012,748 and ThCh$ 2,057,704 against net realizable value and obsolescence for the years ended as of December 31, 2017, 2016 and 2015, respectively.

Additionally, the Company presents an estimate for inventory impairment which includes amounts related to low turnover, technical obsolescence and/or products recalled from the market.

The movement of net realizable value and obsolescence estimate is detailed as follows:

	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Initial balance	(2,337,354)	(1,825,381)
Inventories write-down estimation	(2,268,199)	(2,551,828)
Inventories recognised as an expense	2,981,075	2,012,748
Business combination effect	86,345	27,107
Total	(1,538,133)	(2,337,354)

As of December 31, 2017 and 2016, the Company does not have any inventory pledged as guarantee for financial obligations.